3 - Marketable Debt Securities: Investments Classified by Contractual Maturity Date (Details)	Dec. 31, 2015 USD ($)
Details
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Amortized Cost Basis	$ 3,837,754
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Fair Value	4,073,213
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	1,188,643
Held-to-maturity Securities, Debt Maturities, Next Twelve Months, Fair Value	1,193,954
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Amortized Cost Basis	13,309,944
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Fair Value	13,537,787
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	9,791,621
Held-to-maturity Securities, Debt Maturities, Year Two Through Five, Fair Value	9,891,023
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Amortized Cost Basis	17,069,261
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Fair Value	17,513,906
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	6,077,917
Held-to-maturity Securities, Debt Maturities, Year Six Through Ten, Fair Value	6,086,076
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	104,036,494
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	108,737,259
Available-for-sale Securities, Debt Maturities, Amortized Cost	138,253,453
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	143,862,165
Held-to-maturity Securities, Debt Maturities, without Single Maturity Date, Net Carrying Amount	17,058,181
Held-to-maturity Securities, Debt Maturities, Fair Value	$ 17,171,053